Principal Funds, Inc.
Supplement dated September 17, 2018
to the Statutory Prospectus dated June 15, 2018
(as supplemented on June 25, 2018 and July 13, 2018)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GLOBAL OPPORTUNITIES FUND
On September 12, 2018, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the forced conversion of this Fund's Class C shares into Class A shares. Effective November 30, 2018, Class C shares of the Fund will no longer be available for purchase by new investors. Following the close of business on January 11, 2019, Class C shares will automatically convert into Class A shares of the Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class C shares of the Fund from this prospectus.

SUMMARY FOR OPPORTUNISTIC MUNICIPAL FUND
On September 12, 2018, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the forced conversion of this Fund's Class C shares into Class A shares. Effective November 30, 2018, Class C shares of the Fund will no longer be available for purchase by new investors. Following the close of business on January 11, 2019, Class C shares will automatically convert into Class A shares of the Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class C shares of the Fund from this prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Delete the paragraph under Cash Management and replace with the following:
Funds may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. To attempt to provide returns similar to its benchmark, a Fund may invest uninvested cash in stock index futures contracts or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, the Advisor may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for the Fund.

PURCHASE OF FUND SHARES
Add the following sub-section at the end of the section:
Automatic Conversion of Class C Shares
On September 12, 2018, PFI’s Board of Directors approved a 10-year automatic conversion plan to exchange Class C shares for Class A shares. Beginning January 22, 2019, Class C shares held for ten years after purchase will automatically convert to Class A shares of the same Fund. The automatic conversion will generally occur on the 22nd day of each month or, if the 22nd day is not a business day, on the next business day (each, a “Conversion Date”). If the tenth anniversary of a purchase of Class C shares falls on a Conversion Date, a shareholder’s Class C shares will be automatically converted on that date. If the tenth anniversary occurs between Conversion Dates, a shareholder’s Class C shares will be automatically converted on the next Conversion Date after such anniversary. Automatic conversions will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. Automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

Class C shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C shares held through a financial intermediary in certain omnibus accounts may be converted by the financial intermediary once it is determined that the Class C shares have been held for the required period. It is the financial intermediary’s (and not the Fund’s) responsibility to maintain appropriate supporting records and to ensure that the shareholder is credited with the proper holding period, and it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible for the conversion. Please consult with your financial intermediary if you have any questions.

CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Effective October 1, 2018, delete the information under One-Time Fee - Initial Sales Charge - Class A Shares and replace with the following:
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares.
Note: Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted.
For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

	Diversified Real Asset, Dynamic Floating Rate High Income, Global Multi-Strategy and Real Estate Debt Income Funds
	Amount of Purchase	Class A Sales Charge as % of:		Dealer Allowance
		Offering Price	Amount Invested	as % of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 but less than $500,000	1.50%	1.52%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Preferred Securities Fund
	Amount of Purchase	Class A Sales Charge as % of:		Dealer Allowance
		Offering Price	Amount Invested	as % of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.50% on purchases between $5 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Opportunistic Municipal Fund
	Amount of Purchase	Class A Sales Charge as % of:		Dealer Allowance
		Offering Price	Amount Invested	as % of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.75% on purchases between $5 million and $9,999,999, 0.50% on purchases between $10 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

	Blue Chip, Global Opportunities, International Small Company, Multi-Manager Equity Long/Short, Origin Emerging Markets, and Small-MidCap Dividend Income Funds
	Amount of Purchase	Class A Sales Charge as % of:		Dealer Allowance
		Offering Price	Amount Invested	as % of Offering Price
	Less than $50,000	5.50%	5.82%	4.75%
	$50,000 but less than $100,000	4.75%	4.99%	4.00%
	$100,000 but less than $250,000	3.75%	3.90%	3.00%
	$250,000 but less than $500,000	3.00%	3.09%	2.50%
	$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

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